Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Income Taxes Tables
Schedule of income tax provisions

The components of these differences are as follows at November 30, 2017 and February 28, 2017:

	November 30, 2017	February 28, 2017
Net tax loss carry-forwards	$14,337,562	$11,627,532
Statutory rate	34%	34%
Expected tax recovery	4,874,771	3,953,361
Change in valuation allowance	(4,874,771)	(3,953,361)
Income tax provision	$-	$-

Components of deferred tax asset:
Non capital tax loss carry forwards	$4,874,771	$3,953,361
Less: valuation allowance	(4,874,771)	(3,953,361)
Net deferred tax asset	$-	$-

The components of these differences are as follows at February 28, 2017 and February 29, 2016:

	2017	2016
Net tax loss carry-forwards	$11,627,532	$9,591,131
Statutory rate	34%	34%
Expected tax recovery	3,953,361	3,260,985
Change in valuation allowance	(3,953,361)	(3,260,985)
Income tax provision	$-	$-

Components of deferred tax asset:
Non capital tax loss carry forwards	$3,953,361	$3,260,985
Less: valuation allowance	(3,953,361)	(3,260,985)
Net deferred tax asset	$-	$-